SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details)	12 Months Ended
Sep. 27, 2019
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	7 years